Fair value measurement - Contingent consideration (Details) - Contingent consideration in relation to investments and acquisitions - Level 3 - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Contingent consideration in relation to investments and acquisitions
Balance at beginning	¥ 2,232	¥ 4,400
Additions	376
Net decrease in fair value	(19)	(48)
Payment	(1,746)	(1,972)
Foreign currency translation adjustments	(14)	(148)
Balance at end	¥ 829	¥ 2,232